As filed with the Securities and Exchange Commission on October 21, 2019

Securities Act File No. 333-141111

Investment Company Act File No. 811-22025

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 89	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 90 (Check appropriate box or boxes)	☒

VOYA SEPARATE PORTFOLIOS TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. Voya Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Elizabeth J. Reza Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date), pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date), pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐        This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 89 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 89 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 21st day of October 2019.

Voya Separate Portfolios Trust

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
	Chief Executive Officer	October 21, 2019
Michael Bell*
	Senior Vice President and Chief/Principal Financial Officer	October 21, 2019
Todd Modic*

	Interested Trustee and President	October 21, 2019
Dina Santoro*

	Trustee	October 21, 2019
Colleen D. Baldwin*

	Trustee	October 21, 2019
John V. Boyer*

	Trustee	October 21, 2019
Patricia W. Chadwick*

	Trustee	October 21, 2019
Martin J. Gavin *

	Trustee	October 21, 2019
Russell H. Jones*

	Trustee	October 21, 2019
Joseph E. Obermeyer*

	Trustee	October 21, 2019
Sheryl K. Pressler*

	Trustee	October 21, 2019
Christopher P. Sullivan*

	Trustee	October 21, 2019
Roger B. Vincent*

* By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**

Powers of Attorney for Michael Bell, Todd Modic, and each Trustee (except Dina Santoro) were filed as attachments to Post-Effective Amendment No. 75 to the Registrant’s Form N-1A Registration Statement on April 2, 2018 and are incorporated herein by reference. Power of Attorney for Dina Santoro was filed as an attachment to

Post-Effective Amendment No. 79 to the Registrant’s Form N-1A Registration Statement on July 27, 2018 and is incorporated herein by reference.

EXHIBIT INDEX

Voya Separate Portfolios Trust

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase